Segment information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment information
Segment information
Operating segment
We regard our fleet as one single operating segment. The Chief Operating Decision Maker, which is the Board of Directors, review performance at this level as an aggregated sum of assets, liabilities and activities generating distributable cash to meet minimum quarterly distributions.
A breakdown of our revenues by customer for the years ended December 31, 2019, 2018 and 2017 is as follows:

	2019	2018	2017
BP	67.6%	68.0%	56.8%
ExxonMobil	11.0%	0.3%	22.2%
Petronas	9.9%	—%	—%
Chevron	7.2%	8.5%	7.9%
Tullow	—%	19.8%	—%
Hibernia	—%	—%	6.4%
Other	4.3%	3.4%	6.7%
Total	100%	100%	100%

Geographic Data
Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues for the years ended December 31, 2019, 2018 and 2017 and fixed assets as of December 31, 2019 and 2018 by geographic area:
Revenues

(In US$ millions)	2019	2018	2017
United States	539.1	618.1	638.0
Canada	60.9	85.3	87.1
Thailand	53.8	88.7	89.2
Malaysia	40.1	—	—
Gabon	21.2	—	—
Myanmar	17.8	—	—
Indonesia	—	8.9	37.3
Ghana	—	205.5	0
Angola	—	1.3	152.5
Equatorial Guinea	—	0.9	48.1
Nigeria	0.7	—	39.5
Other	16.4	29.5	36.7
Total	750.0	1,038.2	1,128.4
Fixed Assets—Drilling Units (1)

(In US$ millions)	2019	2018
United States	2,561.7	2,647.1
Malaysia	607.1	640.0
Namibia	502.5	—
Norway	499.2	—
Canada	451.7	439.7
Thailand	109.8	228.7
Singapore	108.8	—
Spain	—	1,050.1
Total	4,840.8	5,005.6

(1)
The fixed assets referred to in the table above include the eleven drilling units at December 31, 2019 and December 31, 2018. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.